PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Schedule of changes in projected pension benefit obligations and plan assets (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2022	Dec. 31, 2021
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		Rp 9,717	Rp 10,816
Service costs		504	353
Interest costs and interest income from assets		607	696
Plan administration cost		227	228
Additional welfare benefits		65	80
Cost recognized in the consolidated statement of profit or loss		1,403	1,357
Actuarial (gain) loss on:
Experience adjustments		(1,468)	(121)
Changes in demographic assumptions		(1)	(1,122)
Changes in financial assumptions		(233)	(1,522)
Return on plan assets (excluding amount included in net interest expense)		82	720
Changes in asset ceiling excluding amount in net interest		84
Net		(1,536)	(2,045)
Employer's contributions		(719)	(226)
Benefits paid		(291)
Benefits paid by employer		(65)	(185)
Pension benefit obligations at end of year		8,509	9,717
Projected pension benefit obligation at end of year		8,509	9,717
Telkomsel
Actuarial (gain) loss on:
Employer's contributions	Rp (857)
Pension plan participants' contributions	Rp 73
Pension benefit obligations at end of year		853
Benefit plan obligations | Defined pension benefit plan | Telkomsel | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		5,020	4,651
Service costs		326	84
Interest costs and interest income from assets		328	299
Cost recognized in the consolidated statement of profit or loss		654	383
Actuarial (gain) loss on:
Experience adjustments		(1)	324
Changes in demographic assumptions		(1)
Changes in financial assumptions		(67)	(233)
Return on plan assets (excluding amount included in net interest expense)		(186)
Net		(255)	91
Benefits paid		(291)
Benefits paid by employer			(105)
Pension benefit obligations at end of year		5,128	5,020
Projected pension benefit obligation at end of year		4,275	4,188
Benefit plan obligations | Defined pension benefit plan | The company | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		23,838	25,103
Service costs		178	269
Interest costs and interest income from assets		1,635	1,577
Additional welfare benefits		65	80
Cost recognized in the consolidated statement of profit or loss		1,878	1,926
Actuarial (gain) loss on:
Experience adjustments		(737)	(340)
Changes in demographic assumptions			(1,122)
Changes in financial assumptions		(30)
Net		(767)	(1,462)
Pension plan participants' contributions		19	21
Benefits paid		(1,767)	(1,670)
Benefits paid by employer		(65)	(80)
Pension benefit obligations at end of year		23,136	23,838
Projected pension benefit obligation at end of year		4,234	4,891
Benefit plan obligations | Post-employment health care benefit cost | The company
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		13,416	14,443
Interest costs and interest income from assets		982	955
Cost recognized in the consolidated statement of profit or loss		982	955
Actuarial (gain) loss on:
Experience adjustments		(730)	(105)
Changes in financial assumptions		(136)	(1,289)
Net		(866)	(1,394)
Benefits paid			(588)
Benefits paid by employer		(654)
Pension benefit obligations at end of year		12,878	13,416
Projected pension benefit obligation at end of year			638
Benefit plan assets | Defined pension benefit plan | Telkomsel | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(832)	(799)
Interest costs and interest income from assets		(58)	(52)
Cost recognized in the consolidated statement of profit or loss		(58)	(52)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		37	19
Net		37	19
Pension benefit obligations at end of year		(853)	(832)
Benefit plan assets | Defined pension benefit plan | The company | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(18,947)	(19,546)
Interest costs and interest income from assets		(1,347)	(1,223)
Plan administration cost		63	60
Cost recognized in the consolidated statement of profit or loss		(1,284)	(1,163)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		300	339
Net		300	339
Employer's contributions		(719)	(226)
Pension plan participants' contributions		(19)	(21)
Benefits paid		1,767	1,670
Pension benefit obligations at end of year		(18,902)	(18,947)
Benefit plan assets | Post-employment health care benefit cost | The company
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(12,778)	(13,036)
Interest costs and interest income from assets		(933)	(860)
Plan administration cost		164	168
Cost recognized in the consolidated statement of profit or loss		(769)	(692)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		(69)	362
Changes in asset ceiling excluding amount in net interest		84
Net		15	362
Benefits paid			588
Benefits paid by employer		654
Pension benefit obligations at end of year		Rp (12,878)	Rp (12,778)